PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property and Equipment, Net
Less: Accumulated depreciation	$ (8,323)		¥ (42,678)		¥ (53,910)
Property and equipment, net	18,421		45,905		119,329
Depreciation expenses	3,958	¥ 25,636	21,684	¥ 11,702
Electronic equipment
Property and Equipment, Net
Property plant and equipment, gross	14,635		71,185		94,800
Leasehold improvements
Property and Equipment, Net
Property plant and equipment, gross	8,613		10,657		55,794
Office equipment and fixtures
Property and Equipment, Net
Property plant and equipment, gross	2,879		5,980		18,650
Motor vehicles
Property and Equipment, Net
Property plant and equipment, gross	413		¥ 761		2,673
Construction in progress
Property and Equipment, Net
Property plant and equipment, gross	$ 204				¥ 1,322